Cash Management Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper -- 78.4%

Ratings
(Unaudited)
-----------------   Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Agricultural Services -- 1.1%
--------------------------------------------------------------------------------
P-1       A-1+      $ 1,500     Cargill, Inc., 5.49%,
                                7/29/98                           $  1,493,595
--------------------------------------------------------------------------------
                                                                  $  1,493,595
--------------------------------------------------------------------------------

Automotive -- 1.8%
--------------------------------------------------------------------------------
P-1       A-1       $ 1,000     Ford Motor Credit Co.,
                                5.52%, 7/8/98                     $    998,927
--------------------------------------------------------------------------------
P-1       A-1         1,500     General Motor Acceptance
                                Corp., 5.55%, 7/27/98                1,493,988
--------------------------------------------------------------------------------
                                                                  $  2,492,915
--------------------------------------------------------------------------------

Banking and Finance -- 23.5%
--------------------------------------------------------------------------------
P-1       A-1       $ 3,000     American Express Credit
                                Corp., 5.52%, 7/29/98             $  2,987,120
P-1       A-1+        3,300     Asset Securitization
                                Coop. Corp., 5.53%,
                                7/7/98/(1)/                          3,296,959
P-1       A-1+        2,000     Associates Corp. of No.
                                America, 5.48%, 9/4/98               1,980,211
P-1       A-1+        2,000     Associates Corp. of No.
                                America, 5.52%, 9/23/98              1,974,240
P-1       A-1+        2,000     CIESCO, 5.48%, 7/22/98/(1)/          1,993,606
P-1       A-1+        1,500     CIESCO, 5.50%, 8/19/98/(1)/          1,488,771
P-1       A-1         1,705     CIT Group Holdings, Inc.,
                                5.51%, 7/20/98                       1,700,042
P-1       A-1+        2,500     Corporate Asset Funding
                                Co., 5.51%, 7/21/98/(1)/             2,492,347
P-1       A-1+        2,000     Corporate Receivables
                                Corp., 5.51%, 8/12/98                1,987,143
P-1       A-1+        2,500     CXC, Inc., 5.53%,
                                7/28/98/(1)/                         2,489,631
P-1       A-1+        1,240     Delaware Funding Corp.,
                                5.52%, 8/19/98/(1)/                  1,230,683
P-1       A-1+        1,138     Delaware Funding Corp.,
                                5.54%, 7/22/98/(1)/                  1,134,323
P-1       A-1+        2,700     John Hancock Capital
                                Corp., 5.50%, 7/6/98/(1)/            2,697,938
P-1       A-1+        1,000     Mid-States Corp. Federal
                                Credit Union, 5.62%,
                                7/24/98                                996,409
P-1       A-1+        1,500     Mid-States Corp. Federal
                                Credit Union, 5.62%,
                                7/16/98                              1,496,488
P-1       A-1+        3,000     Norwest Financial, Inc.,
                                5.47%, 8/14/98                       2,979,943
--------------------------------------------------------------------------------
                                                                  $ 32,925,854
--------------------------------------------------------------------------------

Business Products and Services -- 1.4%
P-1       A-1+      $ 1,990     Pitney Bowes Credit Corp.,
                                6.05%, 7/1/98                     $  1,990,000
--------------------------------------------------------------------------------
                                                                  $  1,990,000
--------------------------------------------------------------------------------

Chemicals -- 1.8%
--------------------------------------------------------------------------------
P-1       A-1+      $ 2,500     E.I. Dupont de Nemours &
                                Co., 5.50%, 7/30/98/(1)/          $  2,488,923
--------------------------------------------------------------------------------
                                                                  $  2,488,923
--------------------------------------------------------------------------------

Electric Utilities -- 4.2%
--------------------------------------------------------------------------------
P-1       A-1+      $ 1,770     National Rural Utilities
                                Coop. Finance Corp,
                                5.50%, 8/13/98                    $  1,758,372
P-1       A-1+          295     National Rural Utilities
                                Coop. Finance Corp.,
                                5.49%, 7/24/98                         293,965
P-1       A-1         1,400     Potomac Electric Power
                                Co., 5.60%, 7/27/98                  1,394,338
P-1       A-1+        2,500     Teco Finance, Inc.,
                                5.50%, 8/7/98/(1)/                   2,485,868
--------------------------------------------------------------------------------
                                                                  $  5,932,543
--------------------------------------------------------------------------------

Electrical and Electronic Equipment -- 5.7%
--------------------------------------------------------------------------------
P-1       A-1+      $ 2,000     General Electric Capital
                                Corp., 5.50%, 8/28/98             $  1,982,278
P-1       A-1+        1,500     General Electric Capital
                                Corp., 5.50%, 8/3/98                 1,492,438
P-1       A-1+        1,500     General Electric Capital
                                Corp., 5.51%, 7/30/98                1,493,342
P-1       A-1+        3,000     Motorola Credit Corp.,
                                5.49%, 7/14/98                       2,994,053
--------------------------------------------------------------------------------
                                                                  $  7,962,111
--------------------------------------------------------------------------------

Food and Beverages -- 7.6%
--------------------------------------------------------------------------------
P-1       A-1       $ 1,300     Anheuser Busch Co., Inc.,
                                5.50%, 7/8/98                     $  1,298,610
P-1       A-1+        3,500     Coca-Cola Co., 5.49%,
                                7/24/98                              3,487,724
P-1       A-1         1,310     Heinz (H.J.) Co.,
                                5.50%, 7/23/98                       1,305,597
P-1       A-1+        1,500     Kellogg Co., 5.54%, 8/6/98           1,491,690
P-1       A-1+        3,000     Nestle Capital Corp.,
                                5.46%, 7/13/98                       2,994,540
--------------------------------------------------------------------------------
                                                                  $ 10,578,161
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
(Unaudited)
-----------------   Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Gas Utilities -- 0.5%
--------------------------------------------------------------------------------
P-1       A-1+      $   720     Consolidated Natural Gas,
                                5.50%, 7/7/98                     $    719,340
--------------------------------------------------------------------------------
                                                                  $    719,340
--------------------------------------------------------------------------------

Household Products -- 4.3%
--------------------------------------------------------------------------------
P-1       A-1+      $ 1,995     Procter and Gamble Co.,
                                5.47%, 9/14/98                    $  1,972,265
P-1       A-1+        3,000     Unilever Capital Corp.,
                                5.48%, 7/17/98/(1)/                  2,992,693
P-1       A-1+        1,000     Unilever Capital Corp.,
                                5.50%, 7/21/98/(1)/                    996,945
--------------------------------------------------------------------------------
                                                                  $  5,961,903
--------------------------------------------------------------------------------

Insurance -- 8.6%
--------------------------------------------------------------------------------
P-1       A-1+      $ 3,000     AI Credit Corp., 5.45%,
                                7/17/98                           $  2,992,734
P-1       A-1+          997     AIG Funding, Inc.,
                                6.10%, 7/1/98                          997,000
P-1       A-1+        2,000     American General Corp.,
                                5.50%, 7/6/98                        1,998,473
P-1       A-1+        1,900     MetLife Funding, Inc.,
                                5.52%, 7/23/98                       1,893,591
P-1       A-1         1,000     Prudential Funding Corp.,
                                5.53%, 7/6/98                          999,232
P-1       A-1+        2,800     USAA Capital Corp.,
                                5.45%, 7/9/98                        2,796,609
P-1       A-1+          395     USAA Capital Corp.,
                                5.48%, 7/24/98                         393,617
--------------------------------------------------------------------------------
                                                                  $ 12,071,256
--------------------------------------------------------------------------------

Leasing -- 0.9%
--------------------------------------------------------------------------------
P-1       A-1+      $ 1,340     Greenwich Asset Fund,
                                Inc., 5.52%, 7/13/98/(1)/         $  1,337,534
--------------------------------------------------------------------------------
                                                                  $  1,337,534
--------------------------------------------------------------------------------

Oil -- 5.7%
--------------------------------------------------------------------------------
P-1       A-1+      $ 2,000     Chevron USA, Inc.,
                                5.49%, 8/21/98                    $  1,984,445
P-1       A-1+        3,000     Chevron USA, Inc.,
                                5.50%, 7/15/98                       2,993,583
P-1       A-1+        1,000     Cortez Capital Corp.,
                                5.54%, 7/30/98/(1)/                    995,537
P-1       A-1+        2,000     Exxon Imperial U.S., Inc.,
                                5.47%, 7/10/98/(1)/                  1,997,265
--------------------------------------------------------------------------------
                                                                  $  7,970,830
--------------------------------------------------------------------------------

Pharmaceutical -- 6.6%
--------------------------------------------------------------------------------
P-1       A-1+      $ 2,000     Novartis Finance Corp.,
                                5.52%, 8/10/98/(1)/               $  1,987,733
P-1       A-1+        2,300     Novartis Finance Corp.,
                                5.52%, 8/18/98/(1)/                  2,283,072
P-1       A-1+        4,000     Schering Corp., 5.60%,
                                7/13/98                              3,992,533
P-1       A-1+        1,000     Smithkline Beecham Corp.,
                                5.51%, 8/18/98                         992,653
--------------------------------------------------------------------------------
                                                                  $  9,255,991
--------------------------------------------------------------------------------

Retail -- 1.0%
--------------------------------------------------------------------------------
P-1       A-1       $ 1,400     JC Penney Funding Corp.,
                                5.53%, 7/20/98/(1)/               $  1,395,914
--------------------------------------------------------------------------------
                                                                  $  1,395,914
--------------------------------------------------------------------------------

Telecommunications -- 3.7%
--------------------------------------------------------------------------------
P-1       A-1+      $ 1,500     Ameritech Corp.,
                                5.50%, 8/5/98/(1)/                $  1,491,979
P-1       A-1+        1,200     Bellsouth
                                Telecommunications, Inc.,
                                5.49%, 9/10/98                       1,187,007
P-1       A-1+        2,500     SBC Communications, Inc.,
                                5.49%, 8/26/98/(1)/                  2,478,650
--------------------------------------------------------------------------------
                                                                  $  5,157,636
--------------------------------------------------------------------------------

Total Commercial Paper, at value
    (identified cost $109,734,506)                                $109,734,506
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

U.S. Government Obligations -- 21.6%%



                    Principal
                    Amount
                    (000's
                    omitted)    Security                     Value
--------------------------------------------------------------------------------
                    $ 2,475     FHLMC Discount Notes,
                                5.40%, 7/16/98              $  2,469,431
                     20,000     FNMA Discount Notes,
                                5.463%, 8/13/98               19,869,495
                      8,000     FNMA Discount Notes,
                                5.43%, 9/24/98                 7,897,433
--------------------------------------------------------------------------------

Total U.S. Government Obligations, at value
    (identified cost $30,236,359)                           $ 30,236,359
--------------------------------------------------------------------------------


Total Investments -- 100.0%
    (identified cost $139,970,865)                          $139,970,865
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.0%                      $    (13,938)
--------------------------------------------------------------------------------


Net Assets -- 100%                                          $139,956,927
--------------------------------------------------------------------------------

FHLMC-Federal Home Mortgage Corporation (Freddie Mac)
FNMA-Federal National Mortgage Association (Fannie Mae)

/(1)/ A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary. At June 30, 1998, the value of these securities amounted to $39,756,371 or 28.4% of the Portfolio's net assets.

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1998
FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities


As of June 30, 1998
Assets
---------------------------------------------------------------------------
Investments, at value                                       $139,970,865
Cash                                                                 613
Deferred organization expenses                                     2,282
---------------------------------------------------------------------------

Total assets                                                $139,973,760
---------------------------------------------------------------------------


Liabilities
---------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                     $      1,133
Other accrued expenses                                            15,700
---------------------------------------------------------------------------

Total liabilities                                           $     16,833
---------------------------------------------------------------------------

Net Assets (representing paid-in-capital)                   $139,956,927
---------------------------------------------------------------------------


Sources of Net Assets
---------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                             $139,956,927
---------------------------------------------------------------------------
Total                                                       $139,956,927
---------------------------------------------------------------------------

Statement of Operations


For the Six Months Ended
June 30, 1998
Investment Income
---------------------------------------------------------------------------
Interest                                                    $  3,381,553
---------------------------------------------------------------------------


Expenses
---------------------------------------------------------------------------
Investment adviser fee                                      $    304,298

Trustees fees and expenses                                         3,125

Custodian fee                                                     36,987

Legal and accounting services                                     14,516

Amortization of organization expenses                              1,352

Miscellaneous                                                      9,434
---------------------------------------------------------------------------
Total expenses                                              $    369,712
---------------------------------------------------------------------------


Net investment income                                       $  3,011,841
---------------------------------------------------------------------------


                       See notes to financial statements
                                      16

Cash Management Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets

                                        Six Months Ended
Increase (Decrease)                     June 30, 1998        Year Ended
in Net Assets                           (Unaudited)          December 31, 1997
-------------------------------------------------------------------------------

From operations --
    Net investment income                 $   3,011,841         $   7,185,996
-------------------------------------------------------------------------------

Capital transactions --
    Contributions                         $ 290,244,575         $ 791,713,159
    Withdrawals                            (337,039,692)         (806,819,022)
-------------------------------------------------------------------------------

Net decrease in net assets
    from capital transactions             $ (46,795,117)        $ (15,105,863)
------------------------------------------------------------------------------

Net decrease in net assets                $ (43,783,276)        $  (7,919,867)
------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------
At beginning of period                    $ 183,740,203         $ 191,660,070
------------------------------------------------------------------------------
At end of period                          $ 139,956,927         $ 183,740,203
------------------------------------------------------------------------------


                       See notes to financial statements
                                      17

Cash Management Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D
Supplementary Data


                                                Six Months Ended           Year Ended December 31,
                                                June 30, 1998   ---------------------------------------------
                                                (Unaudited)       1997       1996        1995       1994*
-------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------
Expenses                                          0.61%+          0.59%       0.59%      0.60%      0.58%+
Net investment income                             5.00%+          4.96%       4.83%      5.36%      4.22%+
-------------------------------------------------------------------------------------------------------------

+ Annualized.
* For the period from the start of business, May 2, 1994, to December 31, 1994.


                       See notes to financial statements
                                      18

Cash Management Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

  F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $304,298 for the six months ended June 30, 1998. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

Cash Management Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investments
  ------------------------------------------------------------------------------
  Purchases and sales (including maturities) of investments, during the six months ended June 30, 1998, exclusive of U.S. Government securities, aggregated $455,763,326 and $434,622,741, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $273,732,705 and $338,489,942, respectively.

Cash Management Portfolio as of June 30, 1998

INVESTMENT MANAGEMENT


Cash Management Portfolio

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

Michael B. Terry
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant